COMMITMENTS AND CONTINGENCIES (Details)						12 Months Ended
	Feb. 01, 2022 USD ($)	Jan. 24, 2022 USD ($)	Dec. 20, 2021 USD ($) D $ / shares shares	Dec. 15, 2021 USD ($)	Oct. 04, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Feb. 01, 2021 USD ($) $ / shares	Jan. 27, 2021 item	Dec. 31, 2020 $ / shares
Other Commitments [Line Items]
Maximum number of demands for registration of securities | item								3
Deferred underwriting fees payable						$ 9,082,500	$ 9,082,500
Condition for future business combination threshold Percentage Ownership						50
Legal fees						$ 1,100,000
Capital market advisement services and investment banking services
Other Commitments [Line Items]
Percentage of contingent fee on gross proceeds					7.00%
Contingent fee cap value					$ 3,500,000
Capital market advisement services
Other Commitments [Line Items]
Contingent fee				$ 1,000,000
Investment banking services
Other Commitments [Line Items]
Percentage of contingent fee on gross proceeds					3.50%
Contingent fee cap value					$ 1,500,000
Contingent fee					$ 500,000
Insurance services
Other Commitments [Line Items]
Insurance run off premium						$ 1,100,000
Subsequent Event
Other Commitments [Line Items]
Contingent fee	$ 625,000	$ 500,000
Subsequent Event | Advisory services
Other Commitments [Line Items]
Contingent fee	$ 625,000	$ 500,000
Sponsor
Other Commitments [Line Items]
Cash Held By The Company			$ 150,000,000
Class A Common Stock
Other Commitments [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares			$ 0.001
Earn out issue | shares			9,000,000
Earn out vesting period			4 years
Class A Common Stock | Sponsor
Other Commitments [Line Items]
Restrictions On Transfer Period Of Time After Business Combination Completion			6 months
Transfer, Assign Or Sell Any Shares Or Warrants After Completion Of Initial Business Combination, Stock Price Trigger | $ / shares			$ 12.00
Transfer, Assign Or Sell Any Shares Or Warrants After Completion Of Initial Business Combination, Threshold Trading Days | D			20
Transfer, Assign Or Sell Any Shares Or Warrants After Completion Of Initial Business Combination, Threshold Consecutive Trading Days | D			30
Threshold Period After Business Combination In Which Specified Trading Days Within Any Specified Trading Day Period Commences			90 days
Condition for future business combination threshold Percentage Ownership			50
Class B Common Stock
Other Commitments [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares			$ 0.001			$ 0.001			$ 0.001
Class B Common Stock | Sponsor
Other Commitments [Line Items]
Number of shares forfeiture and surrender | shares			603,750
Over-allotment option
Other Commitments [Line Items]
Deferred fee						6.00%
Deferred underwriting fees payable						$ 1,732,500
Purchase price, per unit | $ / shares							$ 10.00
Initial Public Offering
Other Commitments [Line Items]
Deferred fee						3.50%
Initial units sold in the IPO | shares						21,000,000
Deferred underwriting fees payable						$ 7,350,000
Purchase price, per unit | $ / shares							$ 10.00
Private Placement | Class A Common Stock
Other Commitments [Line Items]
Stock Issued During Period, Shares, New Issues | shares			5,000,000
Purchase price, per unit | $ / shares			$ 10.00
Proceeds from Issuance of Private Placement			$ 50,000,000,000,000